ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 33.0%
ACC Auto Trust, Class B, Series 2021-A, 1.79%, 04/15/27‡	$265,000	$265,510
ACC Trust, Class A, Series 2019-2, 2.82%, 02/21/23‡	67,757	67,962
ACC Trust, Class A, Series 2020-A, 6.00%, 03/20/23‡	74,500	75,838
Accelerated LLC, Class A, Series 2021-1H, 1.35%, 10/20/40‡	260,000	259,901
Affirm Asset Securitization Trust, Class A, Series 2021-A, 0.88%, 08/15/25‡	455,000	456,083
American Credit Acceptance Receivables Trust, Class C, Series 2019-2, 3.17%, 06/12/25‡	101,584	102,347
American Credit Acceptance Receivables Trust, Class C, Series 2021-1, 0.83%, 03/15/27‡	455,000	455,786
American Credit Acceptance Receivables Trust, Class C, Series 2021-2, 0.97%, 07/13/27‡	265,000	265,880
American Credit Acceptance Receivables Trust, Class C, Series 2021-3, 0.98%, 11/15/27‡	260,000	259,998
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26‡	145,000	147,155
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	285,000	293,621
Amur Equipment Finance Receivables IX LLC, Class B, Series 2021-1A, 1.38%, 02/22/27‡	135,000	135,289
Amur Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	68,048	68,651
Amur Equipment Finance Receivables VIII LLC, Class B, Series 2020-1A, 2.50%, 03/20/26‡	212,227	216,703
Aqua Finance Trust, Class A, Series 2019-A, 3.14%, 07/16/40‡	258,806	265,202
Aqua Finance Trust, Class B, Series 2020-AA, 2.79%, 07/17/46‡	220,000	224,325
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40‡	470,000	488,859
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50‡	143,550	149,593
Arivo Acceptance Auto Loan Receivables Trust, Class A, Series 2021-1A, 1.19%, 01/15/27‡	316,104	316,577
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27‡	260,000	259,931
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2021-1A, 1.38%, 08/20/27‡	1,060,000	1,059,657
Bankers Healthcare Group Securitization Trust, Class A, Series 2020-A, 2.56%, 09/17/31‡	88,218	89,543
BCC Funding Corp. XVI LLC, Class B, Series 2019-1A, 2.64%, 09/20/24‡	220,000	222,042
BCC Funding XVII LLC, Class B, Series 2020-1, 1.46%, 09/22/25‡	145,000	145,604
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33‡	243,620	244,207
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34‡	210,000	210,365
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	171,185	175,183
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35‡	65,628	66,583
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	25,070	25,072
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	163,678	167,351
Carnow Auto Receivables Trust, Class D, Series 2019-1A, 4.62%, 12/16/24‡	260,000	266,866

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Class C, Series 2021-N2, 1.07%, 03/10/28	$250,000	$250,440
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25‡	170,000	175,250
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	210,000	209,854
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27‡	210,000	215,111
CCG Receivables Trust, Class C, Series 2021-1, 0.84%, 06/14/27‡	270,000	269,467
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41‡	328,502	328,115
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45‡	364,900	367,732
Commonbond Student Loan Trust, Class A, Series 2020-1, 1.69%, 10/25/51‡	110,890	110,261
Commonbond Student Loan Trust, Class A1, Series 2019-AGS, 2.54%, 01/25/47‡	98,166	100,543
Consumer Loan Underlying Bond Credit Trust, Class B, Series 2019-P1, 3.28%, 07/15/26‡	262,194	263,455
CPS Auto Receivables Trust, Class B, Series 2021-A, 0.61%, 02/18/25‡	455,000	455,878
CPS Auto Receivables Trust, Class D, Series 2018-D, 4.34%, 09/16/24‡	210,000	214,405
Credit Acceptance Auto Loan Trust, Class A, Series 2019-1A, 3.33%, 02/15/28‡	46,471	46,601
Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 02/15/30‡	680,000	682,317
Credit Acceptance Auto Loan Trust, Class B, Series 2019-3A, 2.86%, 01/16/29‡	250,000	257,967
Credito Real USA Auto Receivables Trust, Class A, Series 2021-1A, 1.35%, 02/16/27‡	201,969	202,108
Crossroads Asset Trust, Class A2, Series 2021-A, 0.82%, 03/20/24‡	900,000	901,243
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27‡	272,947	274,026
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	149,050	153,242
Drive Auto Receivables Trust, Class C, Series 2019-3, 2.90%, 08/15/25	240,000	242,657
DT Auto Owner Trust, Class C, Series 2019-4A, 2.73%, 07/15/25‡	220,000	223,236
DT Auto Owner Trust, Class C, Series 2020-2A, 3.28%, 03/16/26‡	165,000	171,128
DT Auto Owner Trust, Class D, Series 2021-1A, 1.16%, 11/16/26‡	270,000	269,330
Earnest Student Loan Program LLC, Class A2, Series 2017-A, 2.65%, 01/25/41‡	116,813	117,061
Exeter Automobile Receivables Trust, Class C, Series 2019-4A, 2.44%, 09/16/24‡	220,000	221,964
Exeter Automobile Receivables Trust, Class C, Series 2021-1A, 0.74%, 01/15/26	900,000	902,393
Exeter Automobile Receivables Trust, Class D, Series 2017-3A, 5.28%, 10/15/24‡	230,000	235,320
Exeter Automobile Receivables Trust, Class D, Series 2018-4A, 4.35%, 09/16/24‡	175,000	179,909
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26‡	660,000	698,694
Fair Square Issuance Trust, Class A, Series 2020-AA, 2.90%, 09/20/24‡	395,000	397,709
FHF Trust, Class A, Series 2020-1A, 2.59%, 12/15/23‡	66,783	67,226

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Class B, Series 2021-1A, 0.89%, 03/15/27‡	$350,000	$350,383
First Investors Auto Owner Trust, Class C, Series 2019-1A, 3.26%, 03/17/25‡	305,000	310,501
First Investors Auto Owner Trust, Class C, Series 2021-2A, 1.47%, 11/15/27‡	260,000	258,879
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26‡	430,000	438,697
Flagship Credit Auto Trust, Class C, Series 2020-3, 1.73%, 09/15/26‡	145,000	147,598
Flagship Credit Auto Trust, Class C, Series 2020-4, 1.28%, 02/16/27‡	145,000	146,172
Flagship Credit Auto Trust, Class C, Series 2021-1, 0.91%, 03/15/27‡	455,000	453,059
Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	76,310	77,214
Foundation Finance Trust, Class A, Series 2021-1A, 1.27%, 05/15/41‡	294,905	293,937
Foursight Capital Automobile Receivables Trust, Class C, Series 2021-2, 1.57%, 07/15/27‡	310,000	309,563
Foursight Capital Automobile Receivables Trust, Class E, Series 2019-1, 4.30%, 09/15/25‡	130,000	135,128
FREED ABS Trust, Class B, Series 2018-2, 4.61%, 10/20/25‡	12,666	12,685
FREED ABS Trust, Class B, Series 2019-2, 3.19%, 11/18/26‡	166,300	167,146
GCI Funding I LLC, Class A, Series 2021-1 (Bermuda), 2.38%, 06/18/46‡	194,889	196,322
Genesis Private Label Amortizing Trust, Class B, Series 2020-1, 2.83%, 07/20/30‡	171,090	171,253
Genesis Sales Finance Master Trust, Class A, Series 2020-AA, 1.65%, 09/22/25‡	315,000	317,017
Global SC Finance VII Srl, Class A, Series 2020-1A (Barbados), 2.17%, 10/17/40‡	274,748	278,499
GLS Auto Receivables Issuer Trust, Class B, Series 2019-3A, 2.72%, 06/17/24‡	219,141	221,067
GLS Auto Receivables Issuer Trust, Class B, Series 2020-1A, 2.43%, 11/15/24‡	245,000	248,246
GLS Auto Receivables Issuer Trust, Class B, Series 2020-2A, 3.16%, 06/16/25‡	180,000	185,575
GLS Auto Receivables Issuer Trust, Class C, Series 2018-3A, 4.18%, 07/15/24‡	235,000	240,003
GLS Auto Receivables Issuer Trust, Class C, Series 2019-4A, 3.06%, 08/15/25‡	135,000	138,724
GLS Auto Receivables Issuer Trust, Class C, Series 2021-3A, 1.11%, 09/15/26‡	210,000	209,606
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26‡	110,000	114,196
GLS Auto Receivables Trust, Class B, Series 2018-3A, 3.78%, 08/15/23‡	86,438	86,727
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	33,178	33,579
Goldenttree Loan Management US CLO 1 Ltd., Class A, Series 2021-9A (Cayman Islands), 1.20%, (3-Month USD LIBOR + 1.07%), 01/20/33@‡	250,000	250,222
Hertz Vehicle Financing LLC, Class A, Series 2021-1A, 1.21%, 12/26/25‡	390,000	391,758
Hin Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39‡	217,397	224,886
Jersey Mike's Funding, Class A2, Series 2019-1A, 4.43%, 02/15/50‡	195,000	207,871

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Lendingpoint Asset Securitization Trust, Class A, Series 2021-A, 1.00%, 12/15/28‡	$227,111	$227,235
Lendmark Funding Trust, Class A, Series 2019-1A, 3.00%, 12/20/27‡	200,000	203,439
Ll ABS Trust, Class A, Series 2021-1A, 1.07%, 05/15/29‡	251,229	251,120
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32‡	120,000	122,379
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34‡	355,000	363,029
Marlette Funding Trust, Class A, Series 2019-2A, 3.13%, 07/16/29‡	2,808	2,811
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29‡	24,141	24,215
Marlette Funding Trust, Class B, Series 2021-1A, 1.00%, 06/16/31‡	275,000	275,654
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26‡	230,000	230,780
Mission Lane Credit Card Master Trust, Class A, Series 2021-A, 1.59%, 09/15/26‡	325,000	325,125
MVW LLC, Class A, Series 2020-1A, 1.74%, 10/20/37‡	118,291	119,770
MVW LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41‡	487,621	487,814
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36‡	102,215	105,204
Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69‡	309,436	308,248
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51‡	310,000	313,444
NMEF Funding LLC, Class A, Series 2019-A, 2.73%, 08/17/26‡	14,017	14,056
NMEF Funding LLC, Class B, Series 2019-A, 3.06%, 08/17/26‡	175,000	176,963
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33‡	191,417	191,957
Octane Receivables Trust, Class A, Series 2019-1A, 3.16%, 09/20/23‡	30,317	30,513
Octane Receivables Trust, Class A, Series 2020-1A, 1.71%, 02/20/25‡	91,019	91,764
Octane Receivables Trust, Class A, Series 2021-1A, 0.93%, 03/22/27‡	226,848	227,097
OneMain Financial Issuance Trust, Class A, Series 2019-1A, 3.48%, 02/14/31‡	86,265	86,381
Oportun Funding Xiv LLC, Class A, Series 2021-A, 1.21%, 03/08/28‡	280,000	280,900
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	55,578	55,599
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	113,352	116,869
Oscar US Funding Xii LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28‡	190,000	189,330
Palmer Square Loan Funding Ltd., Class A1, Series 2021-1A (Cayman Islands), 1.03%, (3-Month USD LIBOR + 0.90%), 04/20/29@‡	219,776	219,998
Pawnee Equipment Receivables Series, Class A, Series 2020-1, 1.37%, 11/17/25‡	72,861	73,221
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48‡	286,150	294,831
Prestige Auto Receivables Trust, Class C, Series 2020-1A, 1.31%, 11/16/26‡	500,000	503,266

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Purchasing Power Funding LLC, Class A, Series 2021-A, 1.57%, 10/15/25‡	$265,000	$265,811
Regional Management Issuance Trust, Class A, Series 2021-1, 1.68%, 03/17/31‡	455,000	455,543
Santander Consumer Auto Receivables Trust, Class C, Series 2021-AA, 1.03%, 11/16/26‡	455,000	452,443
Santander Drive Auto Receivables Trust, Class C, Series 2021-3, 0.95%, 09/15/27	310,000	310,777
Sierra Timeshare Receivables Funding LLC, Class B, Series 2020-2A, 2.32%, 07/20/37‡	82,795	83,969
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	445,000	452,250
Sofi Professional Loan Program LLC, Class A2B, Series 2017-C, 2.63%, 07/25/40‡	182,566	185,061
TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51‡	323,669	325,202
United Auto Credit Securitization Trust, Class D, Series 2019-1, 3.47%, 08/12/24‡	107,292	107,858
Upstart Pass-Through Trust Series, Class A, Series 2021-ST2, 2.50%, 04/20/27‡	224,073	226,536
Upstart Securitization Trust, Class A, Series 2019-3, 2.68%, 01/21/30‡	13,753	13,786
Upstart Securitization Trust, Class A, Series 2020-3, 1.70%, 11/20/30‡	74,893	75,282
Upstart Securitization Trust, Class A, Series 2021-1, 0.87%, 03/20/31‡	178,941	179,317
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31‡	240,000	240,705
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31‡	345,000	344,844
US Auto Funding, Class B, Series 2021-1A, 1.49%, 03/17/25‡	315,000	315,845
US Auto Funding LLC, Class B, Series 2019-1A, 3.99%, 12/15/22‡	80,357	80,675
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24‡	280,000	284,566
Veros Auto Receivables Trust, Class B, Series 2021-1, 1.49%, 10/15/26‡	370,000	370,249
Welk Resorts LLC, Class B, Series 2019-AA, 2.99%, 06/15/38‡	283,910	291,479
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	133,265	134,472
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25‡	145,000	146,240
Total Asset Backed Securities
(Cost $34,400,857)		34,524,761

MORTGAGE BACKED SECURITIES – 25.2%

Commercial Mortgage Backed Securities – 3.1%
BPR Trust, Class A, Series 2021-KEN, 1.33%, (1-Month USD LIBOR + 1.25%), 02/15/29@‡	95,000	95,087
BX Trust, Class B, Series 2018-GW, 1.10%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	700,750
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60‡	108,799	110,326
Commercial Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37‡	150,000	154,028
CSMC Trust, Class A1, Series 2020-NQM1, 1.21%, 05/25/65‡	218,189	219,003
Gct Commercial Mortgage Trust, Class A, Series 2021-GCT, 0.88%, (1-Month USD LIBOR + 0.80%), 02/15/38@‡	315,000	315,444

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Corp. Trust, Class A, Series 2020-TWN3, 2.08%, (1-Month USD LIBOR + 2.00%), 11/15/37@‡	$175,000	$176,169
GS Mortgage Securities Trust, Class AS, Series 2020-GC45, 3.17%, 02/13/53@*	175,000	185,701
KKR Industrial Portfolio Trust, Class C, Series 2021-KDIP, 1.08%, (1-Month USD LIBOR + 1.00%), 12/15/37@‡	510,000	510,429
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, Series 2013-C10, 4.22%, 07/15/46@*	275,000	288,269
Provident Funding Mortgage Trust, Class A2, Series 2019-1, 3.00%, 12/25/49@‡*	45,420	45,870
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	47,848	48,116
Velocity Commercial Capital Loan Trust, Class AFX, Series 2020-1, 2.61%, 02/25/50@‡*	98,657	102,535
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	250,000	264,947
Total Commercial Mortgage Backed Securities		3,216,674

Residential Mortgage Backed Securities – 22.1%
Ajax Mortgage Loan Trust, Class A1, Series 2021-A, 1.07%, 09/25/65@‡*	475,160	473,959
American Homes 4 Rent Trust, Class A, Series 2014-SFR3, 3.68%, 12/17/36‡	148,939	158,256
Angel Oak Mortgage Trust, Class A1, Series 2020-6, 1.26%, 05/25/65@‡*	72,444	72,696
Angel Oak Mortgage Trust, Class A1, Series 2021-5, 0.95%, 07/25/66@‡*	204,717	204,495
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-3, 3.65%, 09/25/48@‡*	16,020	16,127
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-2, 3.63%, 03/25/49@‡*	31,312	31,650
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50@‡*	85,337	85,520
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	142,904	145,218
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	105,367	106,799
Arroyo Mortgage Trust, Class A1B, Series 2020-1, 2.10%, 03/25/55‡	275,050	278,643
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	65,261	68,300
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	88,391	90,659
Cafl Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/26/29‡	105,000	105,712
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	17,887	17,959
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	147,456	152,239
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	57,054	58,608
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	27,790	27,965
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	100,223	102,955
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2019-RP1, 3.50%, 01/25/66@‡*	808,856	842,189
COLT Funding LLC, Class A1, Series 2021-3R, 1.05%, 12/25/64@‡*	294,988	295,435

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
COLT Mortgage Loan Trust, Class A1, Series 2020-1, 2.49%, 02/25/50@‡*	$38,002	$38,060
COLT Mortgage Loan Trust, Class A2, Series 2021-2, 1.13%, 08/25/66@‡*	103,268	103,237
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65@‡*	410,286	410,585
Corevest American Finance Trust, Class A, Series 2020-3, 1.36%, 08/15/53‡	457,935	454,219
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 2.94%, 04/25/43@‡*	18,633	18,841
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.82%, 04/25/44@‡*	140,128	142,829
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 2.55%, 01/25/34@*	44,748	45,679
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56@‡*	203,901	203,263
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60@‡*	87,826	89,599
CSMC Trust, Class A1, Series 2021-RPL3, 2.00%, 01/25/60@‡*	455,243	463,534
CSMC Trust, Class A1, Series 2021-NQM1, 0.81%, 05/25/65@‡*	783,655	783,280
CSMC Trust, Class A1, Series 2021-NQM2, 1.18%, 02/25/66@‡*	187,462	187,781
Deephaven Residential Mortgage Trust, Class A1, Series 2020-2, 1.69%, 05/25/65‡	143,755	144,450
Dominion Mortgage Trust, Class A1, Series 2021-RTL1, 2.49%, 07/25/27‡	315,000	316,496
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	42,354	42,952
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65@‡*	64,690	65,195
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66@‡*	153,343	153,084
Ellington Financial Mortgage Trust, Class A1, Series 2021-2, 0.93%, 06/25/66@‡*	273,446	273,939
Firstkey Homes Trust, Class B, Series 2020-SFR2, 1.57%, 10/19/37‡	175,000	174,996
Firstkey Homes Trust, Class A, Series 2020-SFR2, 1.27%, 10/19/37‡	166,525	166,084
Firstkey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38‡	240,000	239,318
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	125,747	127,283
Galton Funding Mortgage Trust, Class A1, Series 2020-H1, 2.31%, 01/25/60@‡*	71,584	72,795
GCAT LLC, Class A1, Series 2019-NQM1, 2.99%, 02/25/59‡	220,424	221,328
GS Mortgage-Backed Securities Trust, Class A3, Series 2020-NQM1, 2.35%, 09/27/60@‡*	240,873	243,935
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	64,249	67,423
Homeward Opportunities Fund I Trust, Class A1, Series 2019-3, 2.68%, 11/25/59@‡*	173,783	175,060
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.37%, 06/25/29@‡*	221,720	224,658
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	114,104	116,370
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 2.23%, 08/25/34@*	55,939	59,246

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.06%, 04/25/35@*	$196,961	$198,508
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 2.44%, 05/25/45@‡*	150,902	153,040
Lhome Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26‡	205,000	205,513
MetLife Securitization Trust, Class A, Series 2018-1A, 3.75%, 03/25/57@‡*	345,604	360,297
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58@‡*	493,005	508,823
MFA Trust, Class A1, Series 2020-NQM3, 1.01%, 01/26/65@‡*	404,786	405,859
New Residential Mortgage Loan Trust, Class B1, Series 2018-4A, 1.14%, (1-Month USD LIBOR + 1.05%), 01/25/48@‡	515,379	516,955
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	70,703	74,779
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡*	130,903	139,167
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	282,643	302,802
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	207,903	223,158
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57@‡*	673,553	719,667
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58@‡*	310,485	311,126
Newrez Warehouse Securitization Trust, Class C, Series 2021-1, 1.14%, (1-Month USD LIBOR + 1.05%), 05/25/55@‡	300,000	300,538
NLT Trust, Class A1, Series 2021-INV2, 1.16%, 08/25/56@‡*	312,298	311,778
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	68,609	70,631
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51@‡*	754,256	754,390
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50@‡*	71,114	72,542
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 02/25/24@‡*	123,980	124,993
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	218,624	219,517
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65@‡*	398,425	399,549
Starwood Mortgage Residential Trust, Class A2, Series 2021-3, 1.40%, 06/25/56@‡*	135,522	135,521
Starwood Mortgage Residential Trust, Class A1, Series 2020-2, 2.72%, 04/25/60@‡*	288,545	291,669
Starwood Mortgage Residential Trust, Class A1, Series 2020-3, 1.49%, 04/25/65@‡*	574,832	577,975
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.14%, 02/25/34	274,635	279,737
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 2.38%, 11/25/33@*	63,411	63,359
Towd Point HE Trust, Class A1, Series 2019-HE1, 0.99%, (1-Month USD LIBOR + 0.90%), 04/25/48@‡	85,659	85,742
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63@‡*	155,905	156,619
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	100,000	104,445

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	$177,488	$178,435
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56@‡*	250,000	260,769
Towd Point Mortgage Trust, Class A2, Series 2017-2, 3.25%, 04/25/57@‡*	260,000	270,071
Towd Point Mortgage Trust, Class A1, Series 2018-3, 3.75%, 05/25/58@‡*	322,188	337,499
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58@‡*	426,425	443,017
Towd Point Mortgage Trust, Class A2, Series 2020-MH1, 2.50%, 02/25/60@‡*	130,000	130,069
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34‡	96,449	96,445
VCAT Asset Securitization, LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51‡	308,407	310,523
VCAT Asset Securitization, LLC, Class A1, Series 2021-NPL5, 1.87%, 08/25/51‡	104,906	104,946
VCAT Asset Securitization, LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51‡	210,000	211,563
VCAT LLC, Class A1, Series 2021-NPL1, 2.29%, 12/26/50‡	92,990	93,334
Verus Securitization Trust, Class A1, Series 2019-INV2, 2.91%, 07/25/59@‡*	70,745	71,544
Verus Securitization Trust, Class A1, Series 2020-1, 2.42%, 01/25/60‡	121,736	123,351
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63@‡*	509,026	509,092
Verus Securitization Trust, Class A1, Series 2021-R3, 1.02%, 04/25/64@‡*	314,688	315,731
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65‡	262,937	264,461
Verus Securitization Trust, Class A1, Series 2021-1, 0.82%, 01/25/66@‡*	129,436	129,391
Verus Securitization Trust, Class A1, Series 2021-2, 1.03%, 02/25/66@‡*	398,114	399,107
Verus Securitization Trust, Class A1, Series 2021-3, 1.05%, 06/25/66@‡*	779,683	782,828
Visio Trust, Class A2, Series 2019-2, 2.92%, 11/25/54@‡*	300,772	307,011
Visio Trust, Class A1, Series 2021-1R, 1.28%, 05/25/56‡	373,576	375,535
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 2.56%, 06/25/33@*	59,418	62,094
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 2.60%, 07/25/34@*	25,009	24,790
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 2.62%, 07/25/34@*	63,600	64,293
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 2.80%, 10/25/34@*	87,566	87,437
Total Residential Mortgage Backed Securities		23,182,938

Total Mortgage Backed Securities
(Cost $26,370,917)		26,399,612

CORPORATE BONDS – 20.8%

Communication Services – 1.5%
Commscope, Inc., 4.75%, 09/01/29‡	15,000	15,037
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/27‡	55,000	57,475

Investments	Principal	Value
CORPORATE BONDS (continued)

Communication Services (continued)
Level 3 Financing, Inc., 4.63%, 09/15/27‡	$100,000	$103,005
Level 3 Financing, Inc., 4.25%, 07/01/28‡	140,000	141,257
Live Nation Entertainment, Inc., 4.75%, 10/15/27‡	155,000	157,713
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	227,500	243,254
T-Mobile USA, Inc., 3.50%, 04/15/25	145,000	156,212
T-Mobile USA, Inc., 2.05%, 02/15/28	140,000	141,255
TripAdvisor, Inc., 7.00%, 07/15/25‡	115,000	122,044
Twitter, Inc., 3.88%, 12/15/27‡	100,000	106,875
Verizon Communications, Inc., 1.22%, (3-Month USD LIBOR + 1.10%), 05/15/25@	210,000	215,919
Verizon Communications, Inc., 2.10%, 03/22/28	116,000	117,744
Total Communication Services		1,577,790

Consumer Discretionary – 0.9%
Ford Motor Co., 9.00%, 04/22/25	235,000	282,710
Gap, Inc. (The), 3.63%, 10/01/29‡	80,000	80,200
General Motors Co., 6.13%, 10/01/25	200,000	234,339
General Motors Financial Co., Inc., 1.25%, 01/08/26	55,000	54,315
Hanesbrands, Inc., 5.38%, 05/15/25‡	195,000	204,385
MGM Growth Properties Operating Partnership LP / Mgp Finance Co.-Issuer, Inc., 4.63%, 06/15/25‡	75,000	80,906
Total Consumer Discretionary		936,855

Consumer Staples – 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26‡	195,000	198,355
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27‡	100,000	105,028
Vector Group Ltd., 5.75%, 02/01/29‡	185,000	185,187
Total Consumer Staples		488,570

Energy – 1.4%
Boardwalk Pipelines LP, 4.95%, 12/15/24	245,000	271,198
Chesapeake Energy Corp., 5.50%, 02/01/26‡	180,000	188,325
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25‡	100,000	102,470
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29‡	55,000	57,494
Energy Transfer LP, 4.20%, 04/15/27	105,000	116,168
EQM Midstream Partners LP, 6.00%, 07/01/25‡	135,000	148,156
EQM Midstream Partners LP, 6.50%, 07/01/27‡	20,000	22,520
Midwest Connector Capital Co. LLC, 3.63%, 04/01/22‡	105,000	106,251
Occidental Petroleum Corp., 5.88%, 09/01/25	145,000	162,690
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22	205,000	207,361
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	85,000	88,878
Total Energy		1,471,511

Financials – 8.4%
Athene Global Funding, 2.45%, 08/20/27‡	240,000	247,629
Bank of America Corp., 0.89%, (3-Month USD LIBOR + 0.77%), 02/05/26@	253,000	256,610
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27@	760,000	763,530
Bank of New York Mellon Corp. (The), Series E, 3.54%, (3-Month USD LIBOR + 3.42%)#@	590,000	593,054
Blackstone Private Credit Fund, 2.63%, 12/15/26‡	111,000	110,600

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Capital One Financial Corp., 3.75%, 07/28/26	$315,000	$345,476
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%)#@	44,000	49,005
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T-Note + 3.08%)#@	220,000	226,536
Citadel LP, 4.88%, 01/15/27‡	170,000	183,622
Citigroup, Inc., 1.38%, (3-Month USD LIBOR + 1.25%), 07/01/26@	210,000	216,794
Coinbase Global, Inc., 3.38%, 10/01/28‡	105,000	101,194
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 3.88%, 02/15/26‡	250,000	257,024
F&G Global Funding, 1.75%, 06/30/26‡	198,000	199,129
Goldman Sachs Group, Inc. (The), 1.72%, (3-Month USD LIBOR + 1.60%), 11/29/23@	270,000	277,839
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	105,000	115,386
Goldman Sachs Group, Inc. (The), 1.88%, (3-Month USD LIBOR + 1.75%), 10/28/27@	280,000	294,361
Hyatt Hotels Corp., 1.80%, 10/01/24	254,000	254,562
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	230,000	240,637
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%)#@	562,000	575,347
JPMorgan Chase & Co., Series Z, 3.93%, (3-Month USD LIBOR + 3.80%)#@	430,000	430,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27‡	145,000	143,731
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T-Note + 3.32%), 12/15/51@‡	160,000	164,422
Lincoln National Corp., 2.17%, (3-Month USD LIBOR + 2.04%), 04/20/67@	285,000	255,918
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%)#@(a)	155,000	182,301
Morgan Stanley, 1.53%, (3-Month USD LIBOR + 1.40%), 10/24/23@	700,000	709,482
Navient Corp., 5.88%, 10/25/24	240,000	256,500
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	244,000	259,765
Santander Holdings USA, Inc., 3.24%, 10/05/26	235,000	251,093
Spirit Realty LP, 4.45%, 09/15/26	96,429	107,776
Spirit Realty LP, 2.10%, 03/15/28	79,000	78,590
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 05/06/31@	135,000	140,473
Wells Fargo & Co., 4.10%, 06/03/26	410,000	456,627
Total Financials		8,745,513

Health Care – 1.3%
HCA, Inc., 5.38%, 02/01/25	215,000	240,531
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29‡	30,000	30,000
Mylan NV, 3.95%, 06/15/26	50,000	55,086
Royalty Pharma PLC, 1.20%, 09/02/25	23,000	22,856
Royalty Pharma PLC, 1.75%, 09/02/27	323,000	321,709
Tenet Healthcare Corp., 7.50%, 04/01/25‡	10,000	10,625
Tenet Healthcare Corp., 4.88%, 01/01/26‡	190,000	196,872
Universal Health Services, Inc., 1.65%, 09/01/26‡	260,000	258,398
Viatris, Inc., 2.30%, 06/22/27‡	275,157	281,041
Total Health Care		1,417,118

Industrials – 2.0%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27‡	223,030	248,846

Investments	Principal	Value
CORPORATE BONDS (continued)

Industrials (continued)
Ashtead Capital, Inc. (United Kingdom), 4.38%, 08/15/27‡	$445,000	$466,881
Aviation Capital Group LLC, 3.88%, 05/01/23‡	241,000	251,525
Boeing Co. (The), 2.35%, 10/30/21	60,000	60,085
Boeing Co. (The), 4.88%, 05/01/25	120,000	133,563
Boeing Co. (The), 5.04%, 05/01/27	112,000	128,844
Dycom Industries, Inc., 4.50%, 04/15/29‡(a)	65,000	65,468
General Electric Co., Series D, 3.45%, (3-Month USD LIBOR + 3.33%)#@	285,000	279,853
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28‡	276,000	272,280
Spirit AeroSystems, Inc., 5.50%, 01/15/25‡	195,000	206,456
Total Industrials		2,113,801

Information Technology – 1.5%
Broadcom, Inc., 3.15%, 11/15/25	240,000	256,519
Citrix Systems, Inc., 1.25%, 03/01/26	25,000	24,593
Dell International LLC / EMC Corp., 4.90%, 10/01/26	210,000	242,238
Flex Ltd., 3.75%, 02/01/26	191,000	207,860
HP, Inc., 3.00%, 06/17/27	155,000	165,535
Leidos, Inc., 3.63%, 05/15/25	106,000	114,561
Square, Inc., 2.75%, 06/01/26‡	115,000	116,719
Synnex Corp., 1.75%, 08/09/26‡	107,000	105,870
Synnex Corp., 2.38%, 08/09/28‡	110,000	108,917
Xerox Holdings Corp., 5.00%, 08/15/25‡	200,000	210,400
Total Information Technology		1,553,212

Materials – 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/26‡	200,000	207,736
Chemours Co. (The), 5.75%, 11/15/28‡	90,000	94,500
International Flavors & Fragrances, Inc., 1.23%, 10/01/25‡	118,000	117,029
International Flavors & Fragrances, Inc., 1.83%, 10/15/27‡	233,000	233,362
Silgan Holdings, Inc., 1.40%, 04/01/26‡	271,000	266,997
Total Materials		919,624

Real Estate – 1.0%
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	195,000	217,685
Office Properties Income Trust, 4.50%, 02/01/25	225,000	241,210
Office Properties Income Trust, 2.65%, 06/15/26	105,000	105,937
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23	231,000	248,986
Service Properties Trust, 4.65%, 03/15/24	200,000	202,330
Total Real Estate		1,016,148

Technology – 0.1%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	135,000	152,804

Utilities – 1.3%
Dominion Energy, Inc., Series A, 1.45%, 04/15/26	260,000	260,890
Exelon Corp., 3.50%, 06/01/22	212,000	215,728
FirstEnergy Transmission LLC, 2.87%, 09/15/28‡	119,000	124,206
NRG Energy, Inc., 3.75%, 06/15/24‡	175,000	186,726
Pacific Gas and Electric Co., 1.50%, (3-Month USD LIBOR + 1.38%), 11/15/21@	146,000	146,072
Puget Energy, Inc., 2.38%, 06/15/28‡	151,000	151,029
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T-Note + 2.92%), 09/15/51@	254,000	259,766
Total Utilities		1,344,417

Total Corporate Bonds
(Cost $21,442,184)		21,737,363

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal	Value
TERM LOANS – 9.9%

Aerospace – 0.9%
Air Canada, 4.25%, (3-Month USD LIBOR + 3.50%), 08/11/28@	$28,235	$28,388
American Airlines, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 04/20/28@	185,000	191,513
Brown Group Holding LLC, 3.25%, (3-Month USD LIBOR + 2.75%), 06/07/28@	130,813	130,885
KKR Apple Bidco LLC, 07/14/28(b)	55,000	55,020
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27@	105,000	111,661
SkyMiles IP Ltd, 10/20/27(b)	145,000	154,416
TransDigm, Inc., 2.33%, (1-Month USD LIBOR + 2.25%), 08/22/24@	162,866	161,322
TransDigm, Inc., 2.33%, (1-Month USD LIBOR + 2.25%), 05/30/25@	89,318	88,328
United Airlines, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 04/21/28@	29,850	30,123
Total Aerospace		951,656

Chemicals – 0.7%
Element Solutions, Inc., 2.08%, (1-Month USD LIBOR + 2.00%), 01/31/26@	89,544	89,545
Ineos US Finance LLC, 2.08%, (1-Month USD LIBOR + 2.00%), 04/01/24@	239,792	238,578
INEOS US Petrochem LLC, 3.25%, (1-Month USD LIBOR + 2.75%), 01/29/26@	135,000	135,219
Nouryon USA LLC, 2.83%, (1-Month USD LIBOR + 2.75%), 10/01/25@	145,507	144,725
Trinseo Materials Operating SCA, 2.58%, (1-Month USD LIBOR + 2.50%), 05/03/28@	129,675	129,409
Total Chemicals		737,476

Consumer Durables – 0.2%
Resideo Funding, Inc., 2.75%, (1-Month USD LIBOR + 2.25%), 02/11/28@	89,550	89,774
Ziggo Financing Partnership, 2.09%, (1-Month USD LIBOR + 2.00%), 07/02/25@	133,977	133,502
Total Consumer Durables		223,276

Consumer Non-Durables – 0.2%
Diamond BC BV, 09/15/28(b)	150,000	150,302

Energy – 0.1%
DT Midstream, Inc., 2.50%, (3-Month USD LIBOR + 2.00%), 06/26/28@	54,863	54,910
Oryx Midstream Services Permian Basin LLC, 09/30/28(b)	30,000	29,850
Total Energy		84,760

Financials – 0.7%
Asurion LLC, 3.33%, (1-Month USD LIBOR + 3.25%), 12/23/26@	84,363	83,217
Avolon TLB Borrower 1 US LLC, 2.75%, (1-Month USD LIBOR + 2.25%), 12/01/27@	327,525	328,161
Citadel Securities LP, 2.58%, (1-Month USD LIBOR + 2.50%), 02/02/28@	253,862	251,868
Zebra Buyer LLC, 04/21/28(b)	15,000	15,064
Total Financials		678,310

Food/Tobacco – 0.6%
Aramark Services, Inc., 1.83%, (1-Month USD LIBOR + 1.75%), 03/11/25@	70,232	68,849
Aramark Services, Inc., 2.58%, (1-Month USD LIBOR + 2.50%), 04/06/28@	109,607	109,155
Froneri US, Inc., 2.33%, (1-Month USD LIBOR + 2.25%), 01/29/27@	84,359	83,511

Investments	Principal	Value
TERM LOANS (continued)

Food/Tobacco (continued)
Hostess Brands LLC, 3.00%, (3-Month USD LIBOR + 2.25%), 08/03/25@	$133,975	$133,749
JBS USA LUX SA, 2.08%, (1-Month USD LIBOR + 2.00%), 05/01/26@	183,588	183,087
Total Food/Tobacco		578,351

Forest Prod/Containers – 0.2%
Berry Global, Inc., 1.86%, (2-Month USD LIBOR + 1.75%), 07/01/26@	134,377	133,805
Mauser Packaging Solutions Holding Co., 3.34%, (1-Month USD LIBOR + 3.25%), 04/03/24@	89,301	87,619
Total Forest Prod/Containers		221,424

Gaming/Leisure – 0.7%
Aristocrat International Pty Ltd., 4.75%, (3-Month USD LIBOR + 3.75%), 10/19/24@	29,737	29,932
Aristocrat Leisure Ltd., 1.88%, (3-Month USD LIBOR + 1.75%), 10/19/24@	135,000	134,297
Caesars Resort Collection LLC, 12/23/24(b)	154,457	153,740
Hilton Grand Vacations Borrower LLC, 3.50%, (1-Month USD LIBOR + 3.00%), 05/19/28@	25,000	25,088
Hilton Worldwide Finance LLC, 1.84%, (1-Month USD LIBOR + 1.75%), 06/22/26@	175,000	173,730
Scientific Games International, Inc., 2.83%, (1-Month USD LIBOR + 2.75%), 08/14/24@	89,306	89,021
Stars Group Holdings BV, 2.38%, (3-Month USD LIBOR + 2.25%), 07/21/26@	118,611	118,355
Station Casinos LLC, 2.50%, (1-Month USD LIBOR + 2.25%), 02/08/27@	49,246	48,827
Total Gaming/Leisure		772,990

Health Care – 1.0%
Agiliti Health Inc, 01/04/26(b)	60,000	59,775
Elanco Animal Health, Inc., 1.84%, (1-Month USD LIBOR + 1.75%), 08/01/27@	143,470	141,894
HCRX Investments Holdco LP, 07/14/28(b)	75,000	74,850
Horizon Therapeutics USA, Inc., 2.50%, (1-Month USD LIBOR + 2.00%), 03/15/28@	179,100	178,988
IQVIA Holdings, Inc., 1.88%, (3-Month USD LIBOR + 1.75%), 06/11/25@	120,770	120,680
Mozart Borrower LP, 09/30/28(b)	60,000	59,888
Phoenix Newco Inc, 08/11/28(b)	25,000	25,035
PPD Inc, 2.50%, (1-Month USD LIBOR + 2.25%), 01/13/28@	134,325	134,269
Select Medical Corp., 2.34%, (1-Month USD LIBOR + 2.25%), 03/06/25@	90,000	89,606
Valeant Pharmaceuticals International, Inc., 3.08%, (1-Month USD LIBOR + 3.00%), 06/02/25@	204,097	204,071
Total Health Care		1,089,056

Housing – 0.8%
American Builders & Contractors Supply Co., Inc., 2.08%, (1-Month USD LIBOR + 2.00%), 01/15/27@	149,239	148,446
CPG International LLC, 3.25%, (3-Month USD LIBOR + 2.50%), 05/05/24@	135,000	135,253
Quikrete Holdings, Inc., 06/11/28(b)	145,000	144,738
Standard Industries Inc/NJ, 08/06/28(b)	250,000	250,536
Summit Materials LLC, 2.08%, (1-Month USD LIBOR + 2.00%), 11/21/24@	163,546	163,494
Total Housing		842,467

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Information Technology – 0.7%
CCC Intelligent Solutions Inc, 3.00%, (3-Month USD LIBOR + 2.50%), 09/15/28@	$10,000	$10,003
Dell International LLC, 2.00%, (1-Month USD LIBOR + 1.75%), 09/19/25@	273,625	273,845
Go Daddy Operating Co. LLC, 1.83%, (1-Month USD LIBOR + 1.75%), 02/15/24@	183,083	182,179
Tenable, Inc., 3.25%, (3-Month USD LIBOR + 2.75%), 07/07/28@	145,000	145,181
Vertiv Group Corp., 2.83%, (1-Month USD LIBOR + 2.75%), 03/02/27@	114,212	113,665
Total Information Technology		724,873

Manufacturing – 0.4%
Gates Global LLC, 3.25%, (1-Month USD LIBOR + 2.75%), 03/31/27@	133,988	133,961
Ingersoll-Rand Services Co., 1.83%, (1-Month USD LIBOR + 1.75%), 03/01/27@	59,100	58,386
NCR Corp., 2.63%, (3-Month USD LIBOR + 2.50%), 08/28/26@	158,118	156,932
Tenneco, Inc., 3.08%, (1-Month USD LIBOR + 3.00%), 10/01/25@	89,311	88,679
Total Manufacturing		437,958

Media/Telecom - Broadcasting – 0.1%
Nexstar Media Group, Inc., 2.59%, (1-Month USD LIBOR + 2.50%), 09/18/26@	135,588	135,631

Media/Telecom - Cable/Wireless Video – 0.6%
Charter Communications Operating LLC, 1.84%, (1-Month USD LIBOR + 1.75%), 02/01/27@	173,671	172,754
CSC Holdings LLC, 2.33%, (1-Month USD LIBOR + 2.25%), 01/15/26@	84,351	83,349
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 2.33%, (1-Month USD LIBOR + 2.25%), 07/17/25@	182,136	179,959
Virgin Media Bristol LLC, 2.58%, (1-Month USD LIBOR + 2.50%), 01/31/28@	145,000	144,203
Total Media/Telecom - Cable/Wireless Video		580,265

Media/Telecom - Diversified Media – 0.1%
Clear Channel, 3.63%, (3-Month USD LIBOR + 3.50%), 08/21/26@	108,075	106,006
UPC Financing Partnership, 3.08%, (1-Month USD LIBOR + 3.00%), 01/31/29@	20,000	19,967
Total Media/Telecom - Diversified Media		125,973

Media/Telecom - Telecommunications – 0.2%
CenturyLink, Inc., 2.33%, (1-Month USD LIBOR + 2.25%), 03/15/27@	148,194	146,784
Zayo Group Holdings, Inc., 3.08%, (1-Month USD LIBOR + 3.00%), 03/09/27@	105,000	104,195
Total Media/Telecom - Telecommunications		250,979

Media/Telecom - Wireless Communications – 0.1%
SBA Senior Finance II LLC, 1.84%, (1-Month USD LIBOR + 1.75%), 04/11/25@	129,000	127,918

Retail – 0.1%
PetSmart, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/11/28@	100,000	100,357

Service – 1.0%
AlixPartners LLP, 3.25%, (1-Month USD LIBOR + 2.75%), 02/04/28@	159,200	158,956
Asplundh Tree Expert LLC, 1.83%, (1-Month USD LIBOR + 1.75%), 09/07/27@	149,246	148,884

Investments	Principal	Value
TERM LOANS (continued)

Service (continued)
Dun & Bradstreet Corp. (The), 3.34%, (1-Month USD LIBOR + 3.25%), 02/06/26@	$168,812	$168,894
Pike Corp., 3.09%, (1-Month USD LIBOR + 3.00%), 01/21/28@	105,479	105,629
PODS LLC, 3.75%, (1-Month USD LIBOR + 3.00%), 03/31/28@	99,500	99,687
Trans Union LLC, 1.83%, (1-Month USD LIBOR + 1.75%), 11/16/26@	138,972	138,289
WEX, Inc., 2.33%, (1-Month USD LIBOR + 2.25%), 03/31/28@	213,925	213,316
Total Service		1,033,655

Utility – 0.5%
Astoria Energy LLC, 4.50%, (3-Month USD LIBOR + 3.50%), 12/10/27@	118,285	118,839
Vistra Operations Co. LLC, 1.83%, (1-Month USD LIBOR + 1.75%), 12/31/25@	361,968	359,631
Total Utility		478,470

Total Term Loans
(Cost $10,330,764)		10,326,147

FOREIGN BONDS – 4.9%

Communication Services – 0.2%
Altice France SA (France), 7.38%, 05/01/26‡	200,000	207,792

Consumer Staples – 0.5%
Bacardi Ltd. (Bermuda), 4.70%, 05/15/28‡	210,000	242,554
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/28	330,000	327,473
Total Consumer Staples		570,027

Energy – 0.9%
Aker BP ASA (Norway), 2.88%, 01/15/26‡	150,000	158,559
BP Capital Markets PLC (United Kingdom), 4.88%, (US 5 Year CMT T-Note + 4.40%)#@	205,000	225,861
Lundin Energy Finance BV (Netherlands), 2.00%, 07/15/26‡	400,000	402,426
Petroleos Mexicanos (Mexico), 6.50%, 03/13/27	100,000	105,750
Total Energy		892,596

Financials – 0.4%
Banco Santander (Chile), 2.70%, 01/10/25‡	150,000	156,195
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/28	210,000	232,968
Total Financials		389,163

Industrials – 0.6%
British Airways Pass-Through Trust, Class A, Series 2021-1 (United Kingdom), 2.90%, 03/15/35‡	215,000	216,711
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	203,509	203,046
GFL Environmental, Inc. (Canada), 3.75%, 08/01/25‡	145,000	149,507
GFL Environmental, Inc. (Canada), 4.00%, 08/01/28‡(a)	50,000	49,687
Total Industrials		618,951

Information Technology – 0.4%
Open Text Corp. (Canada), 3.88%, 02/15/28‡	230,000	234,887
SK Hynix, Inc. (South Korea), 1.50%, 01/19/26‡	200,000	197,413
Total Information Technology		432,300

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)

Materials – 0.7%
Anglo American Capital PLC (South Africa), 2.25%, 03/17/28‡	$200,000	$198,793
Glencore Funding LLC (Australia), 1.63%, 09/01/25‡	245,000	245,822
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	180,000	190,678
Suzano Austria GMBH (Brazil), 2.50%, 09/15/28	80,000	77,884
Total Materials		713,177

Oil & Gas – 0.2%
Petroleos Mexicanos (Mexico), 4.63%, 09/21/23	180,000	187,335

Sovereign Government – 1.0%
Indonesia Government International Bond (Indonesia), 5.88%, 01/15/24‡	200,000	223,140
Oman Government International Bond (Oman), 4.88%, 02/01/25‡	200,000	208,319
Qatar Government International Bond (Qatar), 3.40%, 04/16/25‡	200,000	215,724
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	224,493
Turkey Government International Bond (Turkey), 7.38%, 02/05/25	185,000	196,803
Total Sovereign Government		1,068,479

Total Foreign Bonds
(Cost $5,007,806)		5,079,820

U.S. TREASURY NOTES – 2.9%
U.S. Treasury Note, 0.13%, 12/31/22	450,000	449,956
U.S. Treasury Note, 0.13%, 04/30/23	315,000	314,625
U.S. Treasury Note, 0.38%, 12/31/25	2,285,000	2,238,675
Total U.S. Treasury Notes
(Cost $3,026,067)		3,003,256

EXCHANGE TRADED FUND – 0.1%

Debt Fund – 0.1%
VanEck Vectors High Yield Muni ETF(a)
(Cost $126,678)	2,022	126,335

MONEY MARKET FUND – 4.5%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.01%(c) (Cost $4,732,212)	4,732,212	4,732,212

REPURCHASE AGREEMENT – 0.2%(d)
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $179,805, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $183,401) (Cost $179,805)	$179,805	179,805
Total Investments – 101.5%
(Cost $105,617,290)		106,109,311
Liabilities in Excess of Other Assets – (1.5%)		(1,547,689)
Net Assets – 100.0%		$104,561,622

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $414,676; the aggregate market value of the collateral held by the fund is $424,352. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $244,547.
(b)	This loan will settle after September 30, 2021 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of September 30, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$34,524,761	$–	$34,524,761
Mortgage Backed Securities	–	26,399,612	–	26,399,612
Corporate Bonds	–	21,737,363	–	21,737,363
Term Loans	–	10,326,147	–	10,326,147
Foreign Bonds	–	5,079,820	–	5,079,820
U.S. Treasury Notes	–	3,003,256	–	3,003,256
Exchange Traded Fund	126,335	–	–	126,335
Money Market Fund	4,732,212	–	–	4,732,212
Repurchase Agreement	–	179,805	–	179,805
Total	$4,858,547	$101,250,764	$–	$106,109,311

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace	0.9%
Asset Backed Securities	33.0
Chemicals	0.7
Commercial Mortgage Backed Securities	3.1
Communication Services	1.7
Consumer Discretionary	0.9
Consumer Durables	0.2
Consumer Non-Durables	0.2
Consumer Staples	1.0
Debt Fund	0.1
Energy	2.4
Financials	9.5
Food/Tobacco	0.6
Forest Prod/Containers	0.2
Gaming/Leisure	0.7
Health Care	2.3
Housing	0.8
Industrials	2.6
Information Technology	2.6
Manufacturing	0.4
Materials	1.6
Media/Telecom - Broadcasting	0.1
Media/Telecom - Cable/Wireless Video	0.6
Media/Telecom - Diversified Media	0.1
Media/Telecom - Telecommunications	0.2
Media/Telecom - Wireless Communications	0.1
Oil & Gas	0.2
Real Estate	1.0

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Residential Mortgage Backed Securities	22.1%
Retail	0.1
Service	1.0
Sovereign Government	1.0
Technology	0.1
U.S. Treasury Notes	2.9
Utilities	1.3
Utility	0.5
Money Market	4.5
Repurchase Agreements	0.2
Total Investments	101.5
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%